Schedule of Cash Flow Supplemental Disclosures (Details) - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Prepaid Expenses And Other Current Assets
Assignment of assets to related party	$ (782,000)
Transfer of debt associated with assigned assets	$ 782,000